As filed with the Securities and Exchange Commission on September 18, 2013
Securities Act File No. 333-187475

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING Mutual Funds

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

It is proposed that this filing will become effective immediately, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Classes A, B, C, I, and W of ING International Value Equity Fund

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING International Value Fund, a series of ING Mayflower Trust, with and into ING ING International Value Equity Fund, a series of ING Mutual Funds, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on June 21, 2013 (File No. 333-187475).

ING Mutual Funds

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees, and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).

Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it, is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.              a.              Amended and Restated Declaration of Trust of ING Mutual Funds dated June 3, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

b.              Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (Class I shares for ING Global Real Estate Fund) — Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

c.               Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (ING International Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

d.              Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change — ING Global Value Choice Fund, formerly ING Worldwide Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

e.               Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change — ING International SmallCap Fund, formerly ING International SmallCap Growth Fund) — Filed as an Exhibit to Post-

Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

f.                Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (Class I shares for ING Global Value Choice Fund and ING International Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement September 30, 2005 and incorporated herein by reference.

g.               Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (ING Emerging Markets Fixed Income Fund and ING Greater China Fund) — Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

h.              Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (ING Global Equity Dividend Fund and Class O shares for ING Global Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

i.                  Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified International Fund, ING Index Plus International Equity Fund, and ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

j.                 Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International Real Estate Fund) — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

k.              Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond Fund) — Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and incorporated herein by reference.

l.                  Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust — Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and incorporated herein by reference.

m.          Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (Class R shares for ING Diversified International Fund) — Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on August 14, 2006 and incorporated herein by reference.

n.              Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change - ING Global Natural Resources Fund, formerly ING Precious Metals Fund) — Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

o.              Amendment No. 14 dated November 9, 2006 to the Amended and Restated Declaration of Trust (ING International Value Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

p.              Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize, or convert issued or unissued interests of any class into interests of one or more other classes) — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

q.              Amendment No. 16 dated November 9, 2006 to the Amended and Restated Declaration of Trust (abolishing Class M shares for ING Emerging Countries Fund) — Filed  as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

r.                 Amendment No. 17 dated February 28, 2007 to the Amended and Restated Declaration of Trust (name change - ING International Growth Opportunities Fund, formerly ING International Fund) — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

s.                Amendment No. 18 dated March 2, 2007 to the Amended and Restated Declaration of Trust (ING International Equity Dividend Fund) — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

t.                 Amendment No. 19 dated July 12, 2007 to the Amended and Restated Declaration of Trust (ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund, and ING Global Equity Dividend Fund; Class I shares for ING Global

Natural Resources Fund; and Class O shares for ING Index Plus International Equity Fund) — Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

u.              Amendment No. 20 dated September 12, 2007 to the Amended and Restated Declaration of Trust (Class W shares for ING Diversified International Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING International Equity Dividend Fund, ING International Real Estate Fund, and ING International SmallCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on November 9, 2007 and incorporated herein by reference.

v.              Amendment No. 21 dated December 17, 2007 to the Amended and Restated Declaration of Trust (name change — ING International SmallCap Multi-Manager Fund, formerly ING International SmallCap Fund) — Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008 and incorporated herein by reference.

w.            Amendment No. 22 dated May 30, 2008 to the Amended and Restated Declaration of Trust (Class O shares for ING Diversified International Fund, ING Global Bond Fund, ING Greater China Fund, and ING International SmallCap Multi-Manager Fund) — Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

x.              Plan of Liquidation and Dissolution of Series with respect to ING International Value Opportunities Fund effective August 1, 2008 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

y.              Amendment No. 23 dated September 27, 2008 to the Amended and Restated Declaration of Trust — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement on February 26, 2009 and incorporated herein by reference.

z.               Amendment No. 24 dated March 27, 2009 to the Amended and Restated Declaration of Trust (Class Q shares for ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

aa.       Amendment No. 25 dated May 14, 2009 to the Amended and Restated Declaration of Trust (Class W shares for ING Global Bond Fund, ING Global Value Choice Fund, and ING International Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

bb.       Plan of Liquidation and Dissolution of Series with respect to ING Disciplined International SmallCap Fund effective July 13, 2009 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

cc.         Plan of Liquidation and Dissolution of Series with respect to ING Emerging Markets Fixed Income Fund effective July 13, 2009 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

dd.       Amendment No. 26 dated August 10, 2009 to the Amended and Restated Declaration of Trust (dissolved ING International Growth Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

ee.         Amendment No. 27 dated August 21, 2009 to the Amended and Restated Declaration of Trust (dissolved ING Disciplined International SmallCap Fund and ING Emerging Markets Fixed Income Fund) — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

ff.           Amendment No. 28 dated September 10, 2009 to the Amended and Restated Declaration of Trust (Class I shares for ING Russia Fund) — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

gg.         Plan of Liquidation and Dissolution of Series with respect to ING International Equity Dividend Fund effective September 14, 2009 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

hh.       Amendment No. 29 dated October 13, 2009 to the Amended and Restated Declaration of Trust (Class W shares for ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

ii.               Amendment No. 30 dated November 20, 2009 to the Amended and Restated Declaration of Trust (converting Class Q shares into Class W shares and abolishing Class Q shares for ING Foreign Fund, ING Global Natural Resources Fund, ING Global Value Choice Fund, ING International SmallCap Multi-Manager Fund, and ING Russia Fund) — Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

jj.             Amendment No. 31, effective March 5, 2010, to the Amended and Restated Declaration of Trust (converting Class Q shares into Class W shares and abolishing Class Q shares for ING Emerging Countries Fund and ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

kk.       Amendment No. 32 dated June 30, 2010 to Amended and Restated Declaration of Trust (name change — ING Global Opportunities Fund, formerly ING Foreign Fund) — Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

ll.               Amendment No. 33 dated September 30, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on December 6, 2010 and incorporated herein by reference.

mm. Plan of Liquidation and Dissolution of Series with respect to ING Asia-Pacific Real Estate Fund effective November 26, 2010 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

nn.       Plan of Liquidation and Dissolution of Series with respect to ING European Real Estate Fund effective November 26, 2010 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

oo.       Amendment No. 34 dated November 18, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Core Fund) — Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant’s Form N-1A Registration Statement on January 24, 2011 and incorporated herein by reference.

pp.       Amendment No. 35 dated May 19, 2011 to the Amended and Restated Declaration of Trust (Class R shares and Class W shares for certain ING Funds) — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

qq.       Amendment No. 36 dated July 15, 2011 to the Amended and Restated Declaration of Trust (ING Emerging Markets Equity Fund) — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement filed on July 28, 2011 and incorporated herein by reference.

rr.             Amendment No. 37 dated January 12, 2012 to the Amended and Restated Declaration of Trust (Class B shares for ING Emerging Markets Equity Fund) — Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

ss.           Amendment No. 38 dated February 29, 2012 to the Amended and Restated Declaration of Trust (name change — ING International Small Cap Fund, formerly ING International SmallCap Multi-Manager Fund) — Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

tt.             Plan of Liquidation and Dissolution of Series with respect to ING International Capital Appreciation Fund, effective January 17, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

uu.       Amendment No. 39 dated July 12, 2012 to the Amended and Restated Declaration of Trust (ING Diversified Emerging Markets Debt Fund) — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

vv.       Amendment No. 40 to the Amended and Restated Declaration of Trust (dissolving ING Emerging Countries Fund) — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

ww.   Amendment No. 41 dated August 1, 2012 to the Amended and Restated Declaration of Trust (Class W shares for ING International Core Fund) — Filed as an Exhibit to Post-Effective Amendment No. 160 to the Registrant’s Form N-1A Registration Statement on August 7, 2012 and incorporated herein by reference.

xx.       Amendment No. 42 dated September 6, 2012 to the Amended and Restated Declaration of Trust (Class R6 shares for ING Global Bond Fund and ING Global Real Estate Fund) — Filed as an Exhibit to Post-Effective Amendment No.

170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

yy.       Amendment No. 43 dated November 14, 2012 to the Amended and Restated Declaration of Trust (name change — ING International Value Equity Fund, formerly ING Global Value Choice Fund) —Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

zz.         Amendment No. 44 dated November 15, 2012 to the Amended and Restated Declaration of Trust (name change — ING Emerging Markets Equity Dividend Fund, formerly ING Greater China Fund) — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

aaa. Amendment No. 45 dated November 29, 2012 to the Amended and Restated Declaration of Trust (Class P shares for ING Global Bond Fund) — Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

bbb. Amendment No. 46 dated January 10, 2013 to the Amended and Restated Declaration of Trust (ING Global Perspectives Fund) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

ccc.   Plan of Liquidation and Dissolution of Series with respect to ING Index Plus International Equity Fund, effective February 22, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

2.              a.              Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

b.              Form of Amendment to Section 2.5 of Bylaws of Registrant — Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

3.              Not Applicable.

4.              Agreement and Plan of Reorganization between ING International Value Fund, a series of ING Mayflower Trust, and ING International Value Equity Fund, a series of ING Mutual Funds— Attached as Appendix A to the Proxy Statement/Prospectus.

5.              Not Applicable.

6.              a.              Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

i.                  Amendment dated December 15, 2006 to the Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

ii.               Amended Schedule A dated March 28, 2013, to the Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

iii.            Reduction letter dated March 1, 2013 (ING International Small Cap Fund) with respect to the Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

iv.           Waiver Letter dated December 3, 2012 regarding the investment management fee for Class P shares of ING Global Bond Fund — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

v.              Reduction letter dated March 1, 2013 (ING International Value Fund) with respect to the Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 174

to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

b.              Investment Management Agreement between the ING Mutual Funds and ING Investments, LLC (ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Opportunities Fund, and ING Russia Fund) dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  First Amendment, effective September 2, 2004, to the Investment Management Agreement, dated September 23, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Form N-1A Registration Statement on December 17, 2004 and incorporated herein by reference.

ii.               Second Amendment dated December 15, 2006 to the Investment Management Agreement dated September 23, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

iii.            Amended Schedule A dated June 30, 2010 to the Investment Management Agreement (ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Opportunities Fund, and ING Russia Fund) dated September 23, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on December 6, 2010 and incorporated herein by reference.

c.               Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC (formerly ING Investment Management, Co.) dated August 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  First Amendment, effective September 1, 2003, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Form N-1A Registration Statement on December 17, 2004 and incorporated herein by reference.

ii.               Aeltus Termination letter, effective January 31, 2005 (ING Worldwide Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

iii.            Second Amendment, effective December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

iv.           Third Amendment, effective September 15, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

v.              Fourth Amendment, effective August 1, 2008, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form N-1A Registration Statement on December 23, 2009 and incorporated herein by reference.

vi.           ING Investment Management Co. LLC Termination Letter, effective July 24, 2009 (merger of ING International Growth Opportunities Fund into ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

vii.        Amended Schedule A dated March 28, 2013, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated August 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

d.              Amended and Restated Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. dated August 21, 2008 and amended and restated June 30, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A filed on February 22, 2011 and incorporated herein by reference.

i.                  Termination letter, effective October 29, 2009 (ING International Equity Dividend Fund) — Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

ii.               Termination letter, effective June 30, 2010 (ING Index Plus International Equity Fund) — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

iii.            First Amendment, effective November 18, 2010, to the Amended and Restated Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. dated August 21, 2008 and amended and restated June 30, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

iv.           Termination letter, effective February 24, 2012 (ING Emerging Countries Fund) — Filed as an Exhibit to Post-Effective Amendment No. 160 to the Registrant’s Form N-1A Registration Statement on August 7, 2012 and incorporated herein by reference.

v.              Amended Schedule A with respect to Amended and Restated Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

e.               Sub-Advisory Agreement between ING Investments, LLC and CBRE Clarion Securities, LLC dated May 13, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

f.                Sub-Advisory Agreement between ING Investments, LLC and CBRE Clarion Securities, LLC (ING Global Real Estate Fund) dated July 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

i.                  Amended Schedule A dated May 13, 2013 to the Sub-Advisory Agreement between ING Investments, LLC and CBRE Clarion Securities, LLC dated July 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

g.               Sub-Advisory Agreement between ING Investments, LLC and Acadian Asset Management LLC dated March 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 107 to the Registrant’s Form N-1A Registration Statement on February 25, 2005 and incorporated herein by reference.

i.                  First Amendment, effective December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC, and Acadian Asset Management, Inc. dated March 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

ii.               Amended Schedule A, effective November 2012, to the Sub-Advisory Agreement between ING Investments, LLC and Acadian Asset Management LLC dated March 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

h.              Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

i.                  Schedule A dated December 7, 2005 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited dated December 7, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement December 6, 2005 and incorporated herein by reference.

ii.               First Amendment, effective December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited dated December 7, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

iii.            Termination letter, effective November 14, 2012 (ING Greater China Fund) — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

i.                  Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC (ING International Value Choice Fund) dated November 16, 2007 — Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement February 27, 2008 and incorporated herein by reference.

i.                  Schedule A, effective November 1, 2010, to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC (ING International Value Choice Fund) dated November 16, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on December 6, 2010 and incorporated herein by reference.

ii.               Termination letter, effective November 13, 2012 (ING International Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

j.                 Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC (ING Global Value Choice Fund) dated November 16, 2007 — Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008 and incorporated herein by reference.

i.                  Schedule A, effective November 16, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC (ING Global Value Choice Fund) dated November 16, 2007 — Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008 and incorporated herein by reference.

ii.               Termination letter, effective November 13, 2012 (ING Global Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

k.              Sub-Advisory Agreement between ING Investments, LLC and Schroder Investment Management North America Inc. dated December 17, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement February 26, 2009 and incorporated herein by reference.

i.                  Schedule A, effective November 2012, to the Sub-Advisory Agreement between ING Investments, LLC and Schroder Investment Management North America Inc. dated December 17, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

ii.               Termination Letter, effective April 14, 3013, of the Sub-Advisory Agreement between ING Investments, LLC and Schroder Investment Management North America Inc. dated December 17, 2007 (ING International Small Cap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

l.                  Amended and Restated Sub-Sub-Advisory Agreement by and among ING Investments, LLC, Schroder Investment Management North America, Inc., and Schroder Investment Management North America Limited (ING International Small Cap Fund) dated December 17, 2007 and amended and restated January 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

m.          Sub-Advisory Agreement between ING Investments, LLC and Baillie Gifford Overseas Limited dated May 13, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

n.              Sub-Advisory Agreement between ING Investments, LLC and T. Rowe Price Associates, Inc. dated May 13, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

o.              Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd (ING International Growth Fund) dated December 31, 2010 — Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant’s Form N-1A Registration Statement on February 22, 2011 and incorporated herein by reference.

p.              Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. (ING International Growth Fund) dated August 2011 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

q.              Sub-Advisory Agreement between ING Investments, LLC and Thornburg Investment Management, Inc. dated May 13, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

r.                 Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company, LLP dated February 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant’s Form N-1A Registration Statement on February 22, 2011 and incorporated herein by reference.

i.                  Amended Schedule A, effective April 30, 2013, to the Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company, LLP dated February 1, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

s.                Sub-Advisory Agreement between ING Investments, LLC and Delaware Management Company dated September 30, 2011 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

t.                 Sub-Advisory Agreement between ING Investments, LLC and J.P. Morgan Investment Management Inc. dated September 30, 2011 — Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

u.              Interim Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. (with respect to ING Emerging Markets Equity Dividend Fund, formerly, ING Greater China Fund) dated November 15, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

v.              Interim Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC (with respect to ING International Value Equity Fund, formerly, ING Global Value Choice Fund) dated November 30, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

w.            Interim Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC (with respect to ING International Value Choice Fund) dated November 30, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

x.              Amended and Restated Expense Limitation Agreement between ING Investments and ING Mutual Funds (ING Global Equity Dividend Fund), effective May 29, 2003 as amended and restated February 1, 2005  — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

i.                  Amended Schedule A, effective December 17, 2007, to the Restated Expense Limitation Agreement between ING Investments and ING Mutual Funds (ING Global Equity Dividend Fund), effective May 29, 2003, as amended and restated February 1, 2005 — Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008 and incorporated herein by reference.

ii.               First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds (ING Global Equity Dividend Fund), effective May 29, 2003, as amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 14, 2009 and incorporated herein by reference.

iii.            Waiver Letter, between ING Investments, LLC and ING Mutual Funds (ING Global Equity Dividend Fund), dated January 1, 2013 for the period from January 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

y.              Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds, effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

i.                  First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds, effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 14, 2009 and incorporated herein by reference.

ii.               FORM OF Amended Schedule A dated May 31, 2013 to the Amended and Restated Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC, effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

iii.            Side Letter Agreement dated March 1, 2009 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Diversified International Fund), effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 14, 2009 and incorporated herein by reference.

iv.           Side Letter Agreement dated January, 1, 2013 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Global Opportunities Fund), effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 for the period from January 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

v.              Side Letter Agreement dated November 30, 2012 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING International Value Choice Fund), effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 for the period from November 30, 2012 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

vi.           Side Letter Agreement dated March 1, 2013 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Global Natural Resources Fund), effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 for the period from March 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

vii.        Side Letter Agreement dated March 1, 2013 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Global Real Estate Fund), effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 for the period from March 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

viii.     Side Letter Agreement dated March 1, 2013 between ING Mutual Funds and ING Investments, LLC (Class A, Class B, Class C, Class I, Class R, and Class W shares for ING Emerging Markets Equity Fund) for the period from March 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

ix.           Side Letter Agreement dated March 1, 2013 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Russia Fund) dated September 23, 2002 for the period from March 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

x.              Side Letter Agreement dated March 1, 2013 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING International Small Cap Fund) dated September 23, 2002 for the period from March 1, 2013 through March 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

z.               Side Letter Agreement dated November 15, 2012 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Greater China Fund), effective September 23, 2002, as restated August 1, 2003 and further amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

aa.       Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Clarion Real Estate Securities, L.P. effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

i.                  Amended Schedule A effective December 17, 2007 to the Restated Expense Limitation Agreement effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 —Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008 and incorporated herein by reference.

ii.               First Amendment effective as of January 30, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Clarion Real Estate Securities L.P. dated September 23, 2002— Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

bb.       Expense Limitation Agreement between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), ING Investments, LLC, and ING Mutual Funds (ING Global Value Choice Fund) dated January 2, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement on February 26, 2009 and incorporated herein by reference.

i.                  Amended Schedule A, effective November 30, 2012, to the Expense Limitation Agreement between ING Investments Distributor, LLC, ING Investments, LLC, and ING Mutual Funds dated January 2, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

ii.               First Amendment, effective January 30, 2009, to the Expense Limitation Agreement between ING Investments, LLC, ING Investments Distributor, LLC and ING Mutual Funds dated January 2, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 136 to the Registrant’s Form N-1A Registration Statement on July 14, 2009 and incorporated herein by reference.

7.              a.              Underwriting Agreement between ING Mutual Funds and ING Investments Distributor, LLC dated September 23, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Schedule A dated March 28, 2013 to the Underwriting Agreement between ING Mutual Funds and ING Investments Distributor, LLC dated September 23, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

8.              Not Applicable.

9.              a.              Custody Agreement with The Bank of New York Mellon dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

b.              Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.               Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

c.               Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

10.       a.              Second Amended and Restated Service and Distribution Plan (Class A shares) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Amended and Restated Schedule A dated March 7, 2013 to the Second Amended and Restated Service and Distribution Plan (Class A shares) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

b.              Second Amended and Restated Service and Distribution Plan (Class B shares) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A, effective November 29, 2012, to the Amended and Restated Service and Distribution Plan (Class B shares) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

c.               Second Amended and Restated Service and Distribution Plan (Class C shares) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Amended and Restated Schedule A dated March 7, 2013 to the Second Amended and Restated Service and Distribution Plan (Class C shares) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

d.              Amended and Restated Service and Distribution Plan (Class A shares for ING Global Natural Resources Fund and ING Russia Fund) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A dated November 29 2012 to the Service and Distribution Plan (Class A shares for ING Global Natural Resources Fund and ING Russia Fund) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

e.               Amended and Restated Shareholder Servicing Plan (Class A, Class B, and Class C shares for ING Global Real Estate Fund) dated November 29, 2012— Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A dated November 29 2012 to the Service and Distribution Plan (Class A Class B, and Class C shares for ING Global Real Estate Fund) dated November 29, 2012— Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

f.                Amended and Restated Service and Distribution Plan (Class B shares for ING Global Natural Resources Fund and ING Russia Fund) dated November, 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A dated November 29, 2012 to the Service and Distribution Plan (Class B shares for ING Global Natural Resources Fund and ING Russia Fund) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

g.               Amended and Restated Distribution Plan (Class B shares for ING Global Real Estate Fund) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A dated November 29, 2012 to the Distribution Plan (Class B shares for ING Global Real Estate Fund) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

h.              Amended and Restated Service and Distribution Plan (Class C shares for ING Global Natural Resources Fund and ING Russia Fund) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A dated November 29, 2012 to the Service and Distribution Plan (Class C shares for ING Global Natural Resources Fund and ING Russia Fund) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Amended and Restated Distribution Plan (Class C shares for ING Global Real Estate Fund) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A dated November 29, 2012 to Distribution Plan (Class C shares for ING Global Real Estate Fund) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

j.                 Amended and Restated Shareholder Services Plan (Class O shares) dated November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Schedule A, effective November 29, 2012, to the Shareholder Services Plan (Class O shares) — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

k.              Amended and Restated Shareholder Service and Distribution Plan (Class R shares) dated August 14, 2006 and amended as of November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.                  Amended Schedule A dated March 7, 2013 to the Shareholder Service and Distribution Plan (Class R shares) dated August 14, 2006 and amended as of November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

l.                  Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

i.                  Amended Schedule A dated March 7, 2013 to the Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.               Amended Schedule B dated March 7, 2013 to the Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

11.       Opinion and Consent of Counsel —Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement filed on March 22, 2013 and incorporated herein by reference.

12.       Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herein.

13.       a.              Amended and Restated Administration Agreement between ING Mutual Funds and ING Funds Services, LLC dated September 23, 2002 and amended and restated November 30, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

i.                  Amended Schedule A dated March 28, 2013 to the Amended and Restated Administration Agreement between ING Mutual Funds and ING Funds Services, LLC dated September 23, 2002 and amended and restated November 30, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.               Waiver Letter dated December 3, 2012 regarding the administrative fee for Class P shares of ING Global Bond Fund — Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

b.              Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Mutual Funds dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

i.                  Amended Exhibit A, effective March 28, 2013, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and ING Mutual Funds dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.               Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and ING Mutual Funds dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

c.               Fund Accounting Agreement with The Bank of New York Melon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

14.       Not applicable.

15.       Not applicable.

16.       Powers of Attorney — Filed herein.

17.       Not applicable.

ITEM 17. UNDERTAKINGS

1.              The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.              The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.              The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 18th day of September, 2013.

ING Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	September 18, 2013

Colleen D. Baldwin*	Trustee	September 18, 2013

John V. Boyer*	Trustee	September 18, 2013

Patricia W. Chadwick*	Trustee	September 18, 2013

Albert E. DePrince, Jr.*	Trustee	September 18, 2013

Peter S. Drotch*	Trustee	September 18, 2013

J. Michael Earley*	Trustee	September 18, 2013

Russell H. Jones*	Trustee	September 18, 2013

Patrick W. Kenny*	Trustee	September 18, 2013

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	September 18, 2013

Joseph E. Obermeyer*	Trustee	September 18, 2013

Sheryl K. Pressler*	Trustee	September 18, 2013

Roger B. Vincent*	Trustee	September 18, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Trustee - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences
(16)	Powers of Attorney